                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                          225 Liberty Street - 11th Floor
                                           New York, New York 10281-1008

                                                             January 16, 2007

VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549
Attention:  Division of Investment Management

                  Re:      Oppenheimer Baring Japan Fund
                           File Nos. 333-137581 and 811-21954

Ladies and Gentlemen:

     On behalf of  Oppenheimer  Baring  Japan  Fund  (the  "Fund"),  transmitted
herewith  for  filing  with  the   Securities  and  Exchange   Commission   (the
"Commission")  under the Securities Act of 1933, and the Investment  Company Act
of 1940, as amended,  is Pre-Effective  Amendment No. 3 (the "Amendment") to the
Fund's Registration Statement on Form N-1A (the "Registration Statement").

     The  Amendment  is  being  made to  correct  a  typographical  error in the
Statement of  Additional  Information  on  Pre-Effective  Amendment No. 2 to the
Registration Statement filed on January 12, 2007.

     We are requesting  effectiveness  on Thursday,  January 18th, or as soon as practicable thereafter.

     We would be pleased to provide you with any additional  information you may require. We would appreciate it if any further comments the Commission Staff may have on this filing be directed to the  undersigned at  OppenheimerFunds,  Inc.,
Two World Financial Center,  225 Liberty Street, New York, New York 10281, (212)
323-5089.

                                                              Very truly yours,

                                                              /s/  Nancy S. Vann
                                                              Nancy S. Vann
                                                              Vice President &
                                                              Assistant Counsel

Enclosures
cc:      Vincent DiStefano, Esq.
         Phillip S. Gillespie, Esq.